METROPOLITAN WEST FUNDS

MetWest Sustainable Securitized Fund

(I Share: MWESX; M Share: MWERX)

MetWest Ultra Short Bond Fund

(I Share: MWUIX; M Share: MWUSX)

Supplement dated December 26, 2023 to the

Statement of Additional Information (the “SAI”)

dated July 29, 2023, as supplemented

For current and prospective investors in the MetWest Sustainable Securitized Fund and MetWest Ultra Short Bond Fund:

Effective January 2, 2024, all reference to Mitch Flack in the SAI are removed in their entirety.

Please retain this Supplement for future reference.